Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 361.5	$ 316.5	[1]
Items that may be reclassified to net income in subsequent periods:
Exchange differences on translation of foreign operations	233.2	(60.6)	[2]
Net unrealized (loss) gain on financial instruments	(5.0)	5.3
Total items that may be reclassified to net income in subsequent periods	228.2	(55.3)
Items not to be reclassified to net income:
Remeasurement (loss) gain on net employee defined benefit plans	(0.1)	7.8
Other comprehensive income (loss), net of tax	228.1	(47.5)	[3]
Total comprehensive income, net of tax	$ 589.6	$ 269.0	[2]

[1]	Revised for change in accounting policy (see Note 6.c)
[2]	Revised for change in accounting policy (see Note 6.c)
[3]	Revised for change in accounting policy (see Note 6.c)